Shareholder Report, Average Annual Return (Details) LMA5500_ClearBridge Global Infrastructure Income Fund_Class C_TSR Annual {Class C}	12 Months Ended	36 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	7.69%	12.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.69%	12.11%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	17.27%	23.51%
FTSE Global Core Infrastructure 50/50 Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index-NR
Average Annual Return, Percent	6.94%	12.90%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	15.80%	17.77%